Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
J.P. Morgan U.S. Equity Funds
JPMorgan Trust II
JPMorgan Large Cap Growth Fund
(All Share Classes)
(the “Fund”)
Supplement dated February 27, 2025
to the current Summary Prospectuses, Prospectuses and
Statement of Information, as supplemented
The purpose of this supplement is to announce the results of the recent special joint meeting of the shareholders held on February 27, 2025 (the “Meeting”), at which the shareholders considered a proposal to change the Fund from a diversified company to a non‑diversified company by eliminating the Fund’s related fundamental policy (the “Proposal”).
The shareholders and/or their designated proxies convened for the Meeting and the Proposal was approved with respect to the Fund. As a result, effective on March 5, 2025 (the “Effective Date”), the Fund will begin operating as a non‑diversified investment company.
As of the Effective Date, the Fund’s Prospectuses and Summary Prospectuses are modified as noted below:
The following will be added at the end of the third paragraph under “Risk/Return Summary — What are the Fund’s main investment strategies?” and at the end of the third paragraph under the “More About the Fund — Investment Strategies — Large Cap Growth Fund”:
The Fund is non‑diversified and may invest a greater percentage of its assets in a particular issuer or group of issuers than a diversified fund would.
The “Significant Holding Risk” disclosure will be deleted under “Risk/Return Summary — The Fund’s Main Investment Risks” and the following risk factor will be added to the section:
Non‑Diversified Fund Risk. Since the Fund is non‑diversified, it may invest a greater percentage of its assets in a particular issuer or group of issuers than a diversified fund would. This increased investment in fewer issuers may result in the Fund’s Shares being more sensitive to economic results among those issuing the securities. The value of the Fund’s Shares may also be more volatile than the value of the Fund which invests in more securities.

JPMorgan Large Cap Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
J.P. Morgan U.S. Equity Funds
JPMorgan Trust II
JPMorgan Large Cap Growth Fund
(All Share Classes)
(the “Fund”)
Supplement dated February 27, 2025
to the current Summary Prospectuses, Prospectuses and
Statement of Information, as supplemented
The purpose of this supplement is to announce the results of the recent special joint meeting of the shareholders held on February 27, 2025 (the “Meeting”), at which the shareholders considered a proposal to change the Fund from a diversified company to a non‑diversified company by eliminating the Fund’s related fundamental policy (the “Proposal”).
The shareholders and/or their designated proxies convened for the Meeting and the Proposal was approved with respect to the Fund. As a result, effective on March 5, 2025 (the “Effective Date”), the Fund will begin operating as a non‑diversified investment company.
As of the Effective Date, the Fund’s Prospectuses and Summary Prospectuses are modified as noted below:
The following will be added at the end of the third paragraph under “Risk/Return Summary — What are the Fund’s main investment strategies?” and at the end of the third paragraph under the “More About the Fund — Investment Strategies — Large Cap Growth Fund”:
The Fund is non‑diversified and may invest a greater percentage of its assets in a particular issuer or group of issuers than a diversified fund would.
The “Significant Holding Risk” disclosure will be deleted under “Risk/Return Summary — The Fund’s Main Investment Risks” and the following risk factor will be added to the section:
Non‑Diversified Fund Risk. Since the Fund is non‑diversified, it may invest a greater percentage of its assets in a particular issuer or group of issuers than a diversified fund would. This increased investment in fewer issuers may result in the Fund’s Shares being more sensitive to economic results among those issuing the securities. The value of the Fund’s Shares may also be more volatile than the value of the Fund which invests in more securities.